Debt - 2031 Secured Notes (Details) - 2031 Secured Notes - Senior Notes	Sep. 25, 2023
100% of Principal
Debt Instrument [Line Items]
Redemption Price	100.00%
40% of Principal
Debt Instrument [Line Items]
Redemption Price	107.375%
Redemption percentage of aggregate principal amount	40.00%
10% of Principal
Debt Instrument [Line Items]
Redemption Price	103.00%
Redemption percentage of aggregate principal amount	10.00%